Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Interest and Finance Costs, net [Abstract]
Interest expense	$ 15,368	$ 9,277	$ 29,472	$ 18,195
Less: Interest capitalized	(120)	(1,084)	(384)	(2,355)
Interest expense, net	15,248	8,193	29,088	15,840
Swaps termination cash settlements	0	0	(3,685)	0
Interest swap cash settlements non-hedging	0	1,086	0	1,086
Bunkers swap cash settlements	(327)	0	(688)	266
Amortization of loan fees	754	343	1,464	676
Bank charges	114	80	140	141
Change in fair value of non-hedging financial instruments	84	(1,690)	1,419	(2,050)
Net total	$ 15,873	$ 8,012	$ 27,738	$ 15,959